Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Investment in Unconsolidated Affiliates (Details) $ / shares in Units, $ in Millions, $ in Billions		3 Months Ended		12 Months Ended
	Nov. 16, 2017 USD ($) store	Feb. 24, 2018 USD ($) $ / shares	Dec. 02, 2017 USD ($)	Feb. 24, 2018 USD ($)	Feb. 25, 2017 USD ($)	Feb. 27, 2016 USD ($)	Feb. 20, 2018 USD ($)	Feb. 20, 2018 MXN ($)
Schedule of Equity Method Investments [Line Items]
Income from unconsolidated affiliates				$ 13.3	$ 17.5	$ 14.4
Payment of Casa Ley contingent value right				$ 222.0	$ 0.0	$ 0.0
El Rancho Supermercado
Schedule of Equity Method Investments [Line Items]
Number of stores acquired | store	16
Total purchase consideration	$ 100.0
Payment to acquire businesses	70.0
Amount of equity interest issued or issuable in a business combination	$ 30.0
Percentage of equity interest acquired	45.00%
Remaining equity interest under contractual right to purchase, percent	55.00%
Held-for-sale | Casa Ley
Schedule of Equity Method Investments [Line Items]
Amount of consideration to be received or receivable in asset disposal							$ 348.0	$ 6.5
Loss on disposal of equity method investment			$ 25.0
Contingent consideration | Casa Ley
Schedule of Equity Method Investments [Line Items]
Payment of Casa Ley contingent value right		$ 222.0
Distribution made in cash per Casa Ley CVR (dollars per share) | $ / shares		$ 0.934